Property, Plant and Equipment	12 Months Ended
Dec. 31, 2017
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Property, Plant and Equipment

Note 10—Property, Plant and Equipment

	Plant and Machinery	Other Equipment	Leasehold Improve- ments	Total
	(EUR’000)
Cost:
At January 1, 2016	3,693	1,227	574	5,494
Additions	274	352	46	672
Disposals	—	(85)	—	(85)

At December 31, 2016	3,967	1,494	620	6,081
Additions	540	371	30	941
Disposals	—	(224)	—	(224)

At December 31, 2017	4,507	1,641	650	6,798

Accumulated depreciation:
At January 1, 2016	(2,284)	(646)	(209)	(3,139)
Depreciation charge	(392)	(225)	(60)	(677)
Disposals	—	85	—	85

At December 31, 2016	(2,676)	(786)	(269)	(3,731)
Depreciation charge	(378)	(292)	(64)	(734)
Disposals	—	224	—	224

December 31, 2017	(3,054)	(854)	(333)	(4,241)

Carrying amount:
At December 31, 2017	1,453	787	317	2,557

At December 31, 2016	1,291	708	351	2,350

	2017	2016	2015
	(EUR’000)
Depreciation charges are recognized as:
Research and development costs	(701)	(645)	(550)
General and administrative expenses	(33)	(32)	(8)

Total depreciation charges	(734)	(677)	(558)